Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 101.27%
Corporate Revenue Bonds — 14.12%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	6,400,000	$ 7,308,224
Buckeye, Ohio Tobacco Settlement Financing Authority
Series B-2 5.00% 6/1/55	2,000,000	2,031,600
Series B-3 0.13% 6/1/57 ^	38,425,000	5,660,003

(Senior) Series A-2 4.00% 6/1/48	6,215,000	6,019,476
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,145,000	2,378,784
Series A 5.00% 9/1/35	1,650,000	1,855,260
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 1.504% 6/1/60 #, ^	63,160,000	3,644,332
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	5,660,000	4,733,345
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	7,075,000	7,159,122
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #	2,555,000	2,470,097
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel 1st Tier) Series A 4.00% 1/1/54	7,570,000	6,891,274
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	3,825,000	4,147,830
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.949% 6/1/57 #, ^	115,485,000	7,100,018
Series F 144A 1.384% 6/1/57 #, ^	75,585,000	3,915,303
Iowa Finance Authority
(Iowa Fertilizer Company Project)
5.00% 12/1/50	2,355,000	2,525,996
5.00% 12/1/50	3,230,000	3,422,185
Kentucky Public Energy Authority
Series A-1 4.00% 8/1/52	5,000,000	5,134,200
NQ-011 [5/22] 7/22 (2272134)    1

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,440,000	$ 3,782,074
Series A 5.00% 9/1/46	2,265,000	2,568,374
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	715,000	748,748
Monroe County, Michigan Economic Development Revenue
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	380,000	384,993
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,360,000	1,534,270
Series B 6.50% 11/1/39	4,015,000	5,142,573
Series C 6.50% 11/1/39	1,905,000	2,440,000
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	2,290,000	2,374,432
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	6,217,041
Public Finance Authority, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,975,000	3,095,844
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,340,000	1,513,932
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,575,000	1,626,613
Southern Ohio Port Authority
(Purecycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	760,000	709,278
Tennessee Energy Acquisition Commodity Project Revenue
(Commodity Project) Series A 5.00% 5/1/52	100,000	110,028
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.547% 6/1/46 ^	12,960,000	2,049,106
(Capital Appreciation-3rd Subordinate Lien) Series D 0.30% 6/1/46 ^	2,135,000	255,047
2    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	3,955,000	$ 4,011,992
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,360,000	1,427,578
		116,388,972
Education Revenue Bonds — 5.59%
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	927,220
Series A 2.375% 7/1/52	1,295,000	895,713

(Leman Academy of Excellence Projects) Series A 4.50% 7/1/54	2,240,000	2,145,763
Bibb County, Georgia Development Authority Revenue
(Macon State College Student Housing Project) Series A 5.75% 7/1/40 (AGM)	1,905,000	1,909,286
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	760,000	820,238
(Stanford University)
Series T-1 5.00% 3/15/39	6,110,000	7,612,571
Series V-1 5.00% 5/1/49	6,320,000	8,175,236
Series V-2 2.25% 4/1/51	1,830,000	1,335,973
Camden, New Jersey County Improvement Authority
(Camden Prep High School Project)
144A 5.00% 7/15/52 #	865,000	888,364
144A 5.00% 7/15/62 #	520,000	527,009
District of Columbia Revenue
5.00% 6/1/50	760,000	785,726
(KIPP DC Issue)
4.00% 7/1/44	380,000	368,851
4.00% 7/1/49	610,000	580,885
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,372,797
Idaho Housing & Finance Association
(Sage International School of Boise Project) Series A 4.00% 5/1/50	425,000	431,001
NQ-011 [5/22] 7/22 (2272134)    3

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,415,000	$ 1,427,791
Series A 5.00% 2/15/50	415,000	418,179
New Jersey Economic Development Authority
(Provident Group - Montclair State University) 5.00% 6/1/42 (AGM)	955,000	1,039,852
Rhode Island Health and Educational Building Revenue
(University of Rhode Island) Series B 5.25% 9/15/29 (AGC)	1,085,000	1,087,463
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	2,290,000	2,466,765
University of Texas System Board of Regents
Series B 5.00% 8/15/49	8,495,000	10,915,395
		46,132,078
Electric Revenue Bonds — 4.34%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	1,905,000	2,012,251
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	3,650,000	3,921,670
Series A 5.00% 10/1/42	3,265,000	3,503,116
Idaho Energy Resources Authority
(Idaho Falls Power Project) 5.00% 9/15/33	1,325,000	1,565,435
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,235,000	1,356,919
Series B 5.00% 9/1/41	2,290,000	2,489,024
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	3,408,450
Series A 5.05% 7/1/42 ‡	100,000	93,000
Series A 6.75% 7/1/36 ‡	1,725,000	1,668,920
Series AAA 5.25% 7/1/25 ‡	60,000	56,100
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,874,675
Series TT 5.00% 7/1/32 ‡	2,705,000	2,515,650
Series WW 5.25% 7/1/33 ‡	2,485,000	2,323,475
Series XX 4.75% 7/1/26 ‡	205,000	189,881
Series XX 5.25% 7/1/40 ‡	3,165,000	2,959,275
Series ZZ 4.75% 7/1/27 ‡	160,000	148,200
4    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	80,000	$ 74,800
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
(Salt River Project Electric System) Series A 5.00% 1/1/30	4,580,000	5,208,010
Utah Associated Municipal Power Systems Revenue
(San Juan Project) 5.50% 6/1/22	380,000	380,000
		35,748,851
Healthcare Revenue Bonds — 14.66%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,562,137
(Oak Hammock University) Series A 8.00% 10/1/42	760,000	791,312
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue) Series A 5.00% 4/1/47	1,410,000	1,490,553
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,168,061
Series D 7.25% 1/1/52	1,980,000	1,324,680
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 2nd Tier) Series B 5.00% 1/1/49	300,000	199,788
(Great Lakes Senior Living Communities LLC Project 4th Tier) 144A 7.75% 1/1/54 #	225,000	149,807
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	5,475,000	5,488,633
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49	8,450,000	8,261,312
(Kaiser Permanente) Series A-2 5.00% 11/1/47	21,265,000	25,736,604
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,025,000	2,143,948
NQ-011 [5/22] 7/22 (2272134)    5

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	2,290,000	$ 2,325,243
Series A 4.00% 11/15/46	4,310,000	4,363,875

(American Baptist) 8.00% 8/1/43	1,660,000	1,704,222
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	2,485,000	2,429,137
Series A-2 5.00% 8/1/44	2,290,000	2,391,104

(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,430,000	1,469,111
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	1,710,000	1,838,301
5.50% 2/15/57	2,290,000	2,500,703
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,917,173
Henrico County, Virginia Economic Development Authority
(Westminster Canterbury Richmond) Series A 5.00% 10/1/52	1,130,000	1,197,280
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/47	6,775,000	7,643,894
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,515,275
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	915,000	717,744
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	1,530,000	1,629,695
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/42	1,150,000	1,215,826
6    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority
(Thomas Jefferson Unversity) Series B 4.00% 5/1/52	4,950,000	$ 4,867,681
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	715,000	726,376
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	1,725,000	1,754,584
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project) Series A1 5.00% 7/1/46 ‡	95,000	71,250
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,546,635
New York State Dormitory Authority
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,306,240
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	300,000	319,029
144A 5.00% 12/1/35 #	945,000	1,004,119
144A 5.00% 12/1/37 #	695,000	737,576
Norfolk Economic Development Authority Revenue, Virginia
(Sentara Healthcare) Series B 5.00% 11/1/43	760,000	770,169
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,135,000	1,906,768
Pennsylvania Economic Development Financing Authority UPMC Revenue
Series A 4.00% 11/15/42	3,300,000	3,325,905
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/45	1,530,000	1,579,190
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	1,790,000	1,842,519
NQ-011 [5/22] 7/22 (2272134)    7

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/47	865,000	$ 792,029
4.00% 5/15/57	865,000	756,200

(Salem Health Projects) Series A 4.00% 5/15/49	500,000	488,030
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	2,858,319
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	840,000	892,021
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	1,384,398
University of North Carolina at Chapel Hill
5.00% 2/1/46	380,000	397,674
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,278,150
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45 #	3,890,000	4,086,717
		120,866,997
Housing Revenue Bond — 0.00%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	35,000	35,267
		35,267
Lease Revenue Bonds — 8.44%
Kansas City Industrial Development Authority
(Kansas City International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	2,450,000	2,620,642
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42 (BAM)	7,800,000	7,713,654
Series A 4.00% 12/15/47	3,070,000	2,930,162
Series A 4.00% 6/15/50	2,015,000	1,907,601
8    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	4,530,000	$ 4,365,017
Series A 4.00% 6/15/52	2,870,000	2,698,661
Series A 4.00% 6/15/52 (BAM)	2,585,000	2,476,663
Series A 5.00% 6/15/50 (BAM)	2,175,000	2,257,911
Series A 5.00% 6/15/57	1,235,000	1,309,606
Series B 2.809% 12/15/54 (BAM) ^	28,520,000	6,927,793
Minnesota Housing Finance Agency
(State Appropriation) 5.00% 8/1/31	195,000	195,632
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 4.00% 6/15/50 (BAM)	5,000,000	4,978,000
(Transportation System) Series A 3.269% 12/15/39 (BAM) ^	12,850,000	6,574,574
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/37	3,825,000	3,836,972
New York Liberty Development
(Green Bond) Series A 3.00% 11/15/51 (BAM)	2,715,000	2,229,124
Virginia College Building Authority
(21st Century College and Equipment Programs) Series A 5.00% 2/1/40	5,000,000	5,953,250
Virginia Commonwealth Transportation Board
(Transportation Capital Project) 4.00% 5/15/36	6,100,000	6,345,159
(U.S. Route 58 Corridor Development Program) 4.00% 5/15/47	4,180,000	4,254,153
		69,574,574
Local General Obligation Bonds — 4.83%
Chicago, Illinois
Series A 5.25% 1/1/29	1,545,000	1,582,157
Series A 5.50% 1/1/49	760,000	813,322
Series A 6.00% 1/1/38	400,000	436,192
Chicago, Illinois Board of Education
5.00% 4/1/42	885,000	906,125
5.00% 4/1/46	905,000	922,086
Dallas Independent School District, Texas
2.75% 2/15/52 (PSF)	2,585,000	2,019,118
NQ-011 [5/22] 7/22 (2272134)    9

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	$ 2,076,240
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,930,459
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	1,905,000	2,064,087
Series A 5.00% 9/1/25	6,110,000	6,686,417
New York City, New York
Series E-1 5.00% 3/1/44	3,825,000	4,180,074
Series F-1 5.00% 4/1/45	4,090,000	4,468,366
Subordinate Series A-1 5.00% 8/1/47	1,330,000	1,503,645
Subseries B-1 5.00% 12/1/37	3,440,000	3,757,753
Subseries B-1 5.00% 12/1/41	3,825,000	4,153,032
Subseries D-1 4.00% 12/1/42	1,300,000	1,343,706
		39,842,779
Pre-Refunded/Escrowed to Maturity Bonds — 1.43%
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	3,825,000	4,004,966
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28-22 §	2,055,000	2,057,856
Palm Beach County, Florida Health Facilities Authority Revenue
(Sinai Residences Boca Raton Project) Series A 7.50% 6/1/49-22 §	465,000	474,300
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23 §	380,000	388,497
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	1,530,000	1,651,176
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23 §	1,530,000	1,642,394
University of Massachusetts Building Authority Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	760,000	771,704
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	760,000	796,769
		11,787,662
10    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.16%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,490,000	$ 1,348,286
		1,348,286
Special Tax Revenue Bonds — 16.26%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	777,570
2.55% 7/1/46	2,885,000	2,234,490
City & County of San Francisco, California Special Tax District No 2020-1
Series B 144A 5.25% 9/1/49 #	3,450,000	2,744,682
Commonwealth of Puerto Rico
2.281% 11/1/51	4,070,477	1,877,507
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	16,987,988	15,161,779
Illinois State
First Series 6.00% 6/15/26 (NATL)	760,000	851,610
(Junior Obligation) Series A 4.00% 6/15/31 (BAM)	5,000,000	5,301,250
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	2,505,000	2,552,169
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31	780,000	842,096
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/39	1,265,000	1,288,112
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	1,530,000	1,621,004
Miami-Dade County, Florida Special Obligation
3.505% 10/1/37 (BAM) ^	2,585,000	1,436,795
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	7,635,000	7,872,983
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	1,905,000	2,107,749
NQ-011 [5/22] 7/22 (2272134)    11

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured) Series B 6.203% 11/15/55 (BAM) ^	2,585,000	$ 531,140
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured) Series B 6.545% 11/15/55 ^	5,000	908
New York State Dormitory Authority
Series A 4.00% 3/15/49	3,450,000	3,543,219
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	3,055,000	3,349,899
Series A 5.00% 3/15/42	1,530,000	1,666,935
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,586,142
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,116,000	1,130,452
Series A-1 4.75% 7/1/53	14,840,000	14,930,524
Series A-1 5.00% 7/1/58	20,812,000	21,211,798
Series A-1 7.674% 7/1/46 ^	64,870,000	19,737,995
Series A-1 9.336% 7/1/51 ^	41,029,000	9,065,358
Series A-2 4.329% 7/1/40	4,535,000	4,540,623
Series A-2 4.329% 7/1/40	1,329,000	1,330,648
Series A-2 4.784% 7/1/58	2,378,000	2,396,739
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,351,787
		134,043,963
State General Obligation Bonds — 14.24%
California State
5.00% 9/1/32	1,100,000	1,318,031
(Forward Delivery) 5.00% 9/1/41	10,200,000	11,924,922
(Various Purpose)
5.00% 8/1/27	1,905,000	2,118,398
5.00% 3/1/30	3,825,000	4,097,990
5.00% 4/1/37	3,825,000	3,922,843
5.00% 10/1/47	1,635,000	1,754,012
12    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	760,000	$ 928,690
Commonwealth of Puerto Rico
2.852% 11/1/43	24,051,369	12,476,648
(Restructured)
Series A-1 4.00% 7/1/33	2,384,507	2,338,367
Series A-1 4.00% 7/1/35	2,139,922	2,069,882
Series A-1 4.00% 7/1/37	1,837,720	1,777,535
Series A-1 4.00% 7/1/41	2,499,683	2,374,499
Series A-1 4.00% 7/1/46	2,600,632	2,433,073
Series A-1 4.36% 7/1/33 ^	3,067,660	1,820,656
Series A-1 5.625% 7/1/27	2,631,006	2,873,453
Series A-1 5.625% 7/1/29	2,586,511	2,862,000
Series A-1 5.75% 7/1/31	2,515,339	2,849,703
Connecticut State
Series B 5.00% 6/15/35	2,190,000	2,330,423
Series E 5.00% 9/15/35	1,905,000	2,123,256
Series E 5.00% 9/15/37	1,725,000	1,919,373
Florida State
(Department Of Transportation Right-of-Way Acquisition and Bridge Construction) Series A 4.00% 7/1/33	1,905,000	2,048,123
Illinois State
5.00% 5/1/36	365,000	371,785
5.00% 11/1/36	1,360,000	1,404,173
5.00% 2/1/39	1,545,000	1,563,339
5.25% 2/1/30	2,670,000	2,748,204
5.25% 2/1/32	905,000	927,372
5.25% 2/1/33	560,000	571,777
5.50% 5/1/39	3,825,000	4,143,355
Series A 4.00% 12/1/33	770,000	756,178
Series A 5.00% 3/1/34	3,000,000	3,192,060
Series A 5.00% 4/1/38	680,000	684,223
Series A 5.50% 3/1/42	1,500,000	1,647,000
Series A 5.50% 3/1/47	3,500,000	3,817,870
Series D 5.00% 11/1/27	2,670,000	2,922,368

(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,170,000	7,784,621
Maryland State
Series A 5.00% 3/15/26	3,825,000	4,236,073
Series A 5.00% 3/15/28	2,290,000	2,636,271
NQ-011 [5/22] 7/22 (2272134)    13

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Texas State
(Transportation Commission Mobility)
Series A 5.00% 10/1/31	735,000	$ 798,019
Series A 5.00% 10/1/33	1,345,000	1,506,709
Washington State
Series R 4.00% 7/1/29	6,625,000	7,298,299
		117,371,573
Transportation Revenue Bonds — 16.07%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,550,000	1,599,445
Chicago, Illinois O'Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,290,000	1,371,786
Series A 5.00% 1/1/38 (AMT)	460,000	488,474
Series B 5.00% 1/1/33	2,075,000	2,190,079
Series D 5.25% 1/1/42	1,530,000	1,654,573
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/55	865,000	863,919
Dallas, Texas Fort Worth International Airport Revenue
Series F 5.25% 11/1/30	3,825,000	3,971,038
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,906,313
Series A 5.00% 12/1/43 (AMT)	4,580,000	4,907,104
Foothill-Eastern, California Transportation Corridor Agency Revenue
(Junior Lien) Series C 4.00% 1/15/43	1,725,000	1,737,334
(Senior Lien) Series A 4.00% 1/15/46	2,585,000	2,588,489
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	2,860,000	3,246,186
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	4,329,528
Love Field Airport Modernization, Texas General Airport Revenue
5.00% 11/1/35 (AMT)	760,000	807,545
5.00% 11/1/36 (AMT)	760,000	806,976
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	3,055,000	3,350,571
Series A 5.00% 7/1/39 (AMT)	2,245,000	2,454,773
Series A 5.00% 7/1/40 (AMT)	1,390,000	1,517,838
14    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	3,840,000	$ 4,046,323
Metropolitan Transportation Authority Revenue, New York
Series D 5.00% 11/15/33	1,140,000	1,218,603
(Climate Bond Certified) Subseries A-2 4.00% 11/15/41	1,370,000	1,360,588
(Green Bonds)
Series A-1 5.00% 11/15/47	1,000,000	1,065,230
Series C-1 5.25% 11/15/55	70,000	75,661
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	3,270,000	3,129,096
Montgomery County, Texas Toll Road Authority Revenue
(Senior Lien) 5.00% 9/15/37	1,340,000	1,389,660
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	3,825,000	4,024,895
Series E 5.00% 1/1/45	4,580,000	4,799,336
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	9,775,000	9,434,634
North Carolina Turnpike Authority Revenue
5.00% 1/1/36 (AGM)	2,290,000	2,573,021
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	1,530,000	1,550,533
(2nd Tier) Series A 5.00% 1/1/34	3,825,000	4,025,315
Series A 4.00% 1/1/44	5,750,000	5,837,342
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects) Series A-1 5.00% 2/15/28	235,000	240,386
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	1,530,000	1,675,274
Series C 5.00% 12/1/44	760,000	788,933
Philadelphia, Pennsylvania Airport Revenue
(Private Activity) 5.00% 7/1/51 (AMT)	3,000,000	3,246,900
NQ-011 [5/22] 7/22 (2272134)    15

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement
(Junior Lien) Series B 5.00% 7/1/44 (AMT)	1,370,000	$ 1,482,929
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/40	2,045,000	1,968,108
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	3,055,000	3,298,728
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,246,900
Series B 5.00% 7/1/42	2,635,000	2,840,504
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,901,300
San Francisco City & County, California Airports Commission
(San Francisco International Airport) Series A 5.00% 5/1/49 (AMT)	3,825,000	4,121,361
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/42 (AMT)	1,000,000	1,040,880
Series B 5.00% 1/1/48 (AMT)	5,340,000	5,526,099
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility)
6.75% 6/30/43 (AMT)	1,900,000	1,974,803
7.00% 12/31/38 (AMT)	1,395,000	1,456,757
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	930,000	964,829
Washington Metropolitan Area Transit Authority Revenue, D.C.
5.00% 7/1/43	760,000	828,826
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	1,905,000	1,928,488
Series D 5.00% 12/1/45 (AGM)	570,000	604,565
		132,458,778
Water & Sewer Revenue Bonds — 1.13%
Goodyear, Arizona Water & Sewer Revenue
(Subordinate Lien Water and Sewer Revenue Obligations) 4.00% 7/1/45 (AGM)	3,450,000	3,556,225
16    NQ-011 [5/22] 7/22 (2272134)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority
Series A 5.00% 1/1/50 (Guam)	1,530,000	$ 1,681,088
Mississippi Development Bank
(Jackson Water and Sewer System Revenue Bond Project) 6.75% 12/1/30 (AGM)	760,000	803,282
Sacramento County, California Sanitation Districts Financing Authority
(Sacramento Regional County Sanitation District) Series A 5.00% 12/1/50	2,155,000	2,467,238
Toledo, Ohio Water System Revenue
5.00% 11/15/38	760,000	776,880
		9,284,713
Total Municipal Bonds (cost $836,114,116)		834,884,493
Total Value of Securities—101.27% (cost $836,114,116)		834,884,493

Liabilities Net of Receivables and Other Assets—(1.27)%		(10,477,301)
Net Assets Applicable to 75,050,054 Shares Outstanding—100.00%		$824,407,192
°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $59,097,753, which represents 7.17% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
NQ-011 [5/22] 7/22 (2272134)    17

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
Summary of abbreviations: (continued)
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
USD – US Dollar
18    NQ-011 [5/22] 7/22 (2272134)